Notes Payable (Details Narrative) - USD ($)			3 Months Ended	12 Months Ended
	Oct. 01, 2025	Jul. 15, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from notes				$ 2,249,124
Notes payable			$ 0
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock voting rights			Each share of Class A Ordinary Common Stock entitles the holder to one (1) vote per share
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock voting rights			each share of Class B Super Voting Common Stock entitles the holder to one hundred sixty (160) votes per share
Convertible Promissory Note Agreement [Member] | YAIIPN Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from notes	$ 2,000,000	$ 500,000
Note interest rate		10.00%
Note interest rate incase of default		18.00%
Note maturity date		Jul. 15, 2026
Note conversion price		$ 60.62